O. Segment And Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 23,744	$ 20,766	$ 19,597	$ 14,317	$ 18,861	$ 16,416	$ 15,638	$ 12,506	$ 78,424	$ 63,421	$ 47,840
Long-lived assets	32,944				26,280				32,944	26,280	25,834
UNITED STATES
Revenues									14,705	12,192	18,767
Long-lived assets	9,415				8,966				9,415	8,966	9,457
TAIWAN
Revenues									31,863	15,200	6,547
Long-lived assets	7,192				3,719				7,192	3,719	2,325
CHINA
Revenues									31,856	36,029	22,526
Long-lived assets	$ 16,337				$ 13,595				$ 16,337	$ 13,595	$ 14,052